UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      TPH Asset Management LLC
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Address:   1111 Bagby Street, Suite 2350
           --------------------------------------------------
           Houston, Texas 77002
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-14725
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel Pickering
           --------------------------------------------------
Title:     Head of Asset Management
           --------------------------------------------------
Phone:     713-337-4598
           --------------------------------------------------

Signature, Place, and Date of Signing:

  /s/     Daniel Pickering               Houston, Texas          May 15, 2012
----------------------------   ------------------------  -------------------
       [Signature]                   [City, State]              [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                    0
                                               -------------

Form 13F Information Table Entry Total:              34
                                               -------------

Form 13F Information Table Value Total:              $80,867
                                               -------------
                                                 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                  FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
--------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                      VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ALPHA NATURAL RESOURCES INC COM            02076X102  1,138   74,850 SH       SOLE                 74,850      0    0
ARCH COAL INC               COM            039380100  1,152  107,592 SH       SOLE                107,592      0    0
ATWOOD OCEANICS INC         COM            050095108  2,757   61,411 SH       SOLE                 61,411      0    0
BP PLC                      SPONSORED ADR  055622104  4,600  102,222 SH       SOLE                102,222      0    0
CABOT OIL & GAS CORP        COM            127097103  2,066   66,296 SH       SOLE                 66,296      0    0
CANADIAN NAT RES LTD        COM            136385101  2,553   76,933 SH       SOLE                 76,933      0    0
CHEVRON CORP NEW            COM            166764100  3,217   30,000 SH       SOLE                 30,000      0    0
CIMAREX ENERGY CO           COM            171798101  2,228   29,524 SH       SOLE                 29,524      0    0
CVR ENERGY INC              COM            12662P108  1,205   45,039 SH       SOLE                 45,039      0    0
DEVON ENERGY CORP NEW       COM            25179M103  4,978   70,000 SH       SOLE                 70,000      0    0
ENERGEN CORP                COM            29265N108  1,475   30,000 SH       SOLE                 30,000      0    0
ENSCO PLC                   SPONSORED ADR  29358Q109  1,621   30,633 SH       SOLE                 30,633      0    0
GOODRICH PETE CORP          COM NEW        382410405    666   35,000 SH       SOLE                 35,000      0    0
HALLIBURTON CO              COM            406216101  3,652  110,034 SH       SOLE                110,034      0    0
HERCULES OFFSHORE INC       COM            427093109  2,252  476,015 SH       SOLE                476,015      0    0
NABORS INDUSTRIES LTD       SHS            G6359F103  2,373  135,691 SH       SOLE                135,691      0    0
NATIONAL OILWELL VARCO INC  COM            637071101  2,781   35,000 SH       SOLE                 35,000      0    0
NEWFIELD EXPL CO            COM            651290108  2,914   84,038 SH       SOLE                 84,038      0    0
NRG ENERGY INC              COM NEW        629377508  2,536  161,810 SH       SOLE                161,810      0    0
OASIS PETE INC NEW          COM            674215108  1,898   61,575 SH       SOLE                 61,575      0    0
OIL STS INTL INC            COM            678026105  3,693   47,315 SH       SOLE                 47,315      0    0
PLAINS EXPL& PRODTN CO      COM            726505100  3,273   76,748 SH       SOLE                 76,748      0    0
PRECISION DRILLING CORP     COM 2010       74022D308    552   55,003 SH       SOLE                 55,003      0    0
QUANTA SVCS INC             COM            74762E102  1,557   74,484 SH       SOLE                 74,484      0    0
ROSETTA RESOURCES INC       COM            777779307  2,362   48,439 SH       SOLE                 48,439      0    0
ROWAN COS INC               COM            779382100  1,264   38,371 SH       SOLE                 38,371      0    0
ROYAL DUTCH SHELL PLC       SPONS ADR A    780259206  4,147   59,126 SH       SOLE                 59,126      0    0
SUPERIOR ENERGY SVCS INC    COM            868157108  2,663  101,034 SH       SOLE                101,034      0    0
TALISMAN ENERGY INC         COM            87425E103  3,711  294,561 SH       SOLE                294,561      0    0
TOTAL S A                   SPONSORED ADR  89151E109  3,911   76,500 SH       SOLE                 76,500      0    0
U S SILICA HLDGS INC        COM            90346E103  1,885   90,000 SH       SOLE                 90,000      0    0
VALERO ENERGY CORP NEW      COM            91913Y100  1,186   46,024 SH       SOLE                 46,024      0    0
WPX ENERGY INC              COM            98212B103  1,411   78,326 SH       SOLE                 78,326      0    0
YPF SOCIEDAD ANONIMA        SPON ADR CL D  984245100  1,190   41,900 SH       SOLE                 41,900      0    0
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